Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of the Income and Share Data Used in the Basic and Diluted Earnings Per Share
The following table reflects the income and share data used in the basic and diluted earnings per share calculations:

	Year ended December 31,
(Expressed in thousands of U.S. Dollars, except share and per share information)	2024	2023	2022

Net Income	$135,151	$118,194	$89,234
Less: net income attributable to the Earnout Shares	(1,359)	(7,469)	(4,906)
Less: dividends attributable to the common shares under share-based compensation plan	(581)	(30)	(147)
Net income available to common shareholders	$133,211	$110,695	$84,181
Weighted average number of shares – basic	44,234,964	42,943,535	45,546,262
Common shares under share-based compensation plan	504,376	525,341	120,872
Weighted average number of shares – diluted	44,739,340	43,468,876	45,667,134
Basic earnings per share	$3.01	$2.58	$1.85
Diluted earnings per share	$2.98	$2.55	$1.84